INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2021
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

16.INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	2021	2020
	£000	£000
At January 1	—	—
Acquired during the period	8,444	—
Share of loss	(1,198)
Share of fair value gains on intangible assets through other comprehensive income	6,571
At December 31	13,817	—

Set out below are the associates of the Group as at 31 December 2021, which, in the opinion of the Directors, significant influence is held. The associate as listed below has common stock consisting solely of ordinary shares, which are held directly by the Group. The country of incorporation or registration is also their principal place of business.

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Pluto Digital PLC	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	24.65%	Refer below	Equity

On 3 February 2021 Argo invested in Pluto Digital PLC (“Pluto”), a crypto venture capital and technology company. The investment was satisfied with 75,000 Polkadot with a fair value at that date of £1,091,850. Further to this in a second round of funding the Group invested an additional £7,352,970 on 8 March 2021. In addition the Argo holds 121,666,666 warrants as a price of £0.12 each and 35,450,000 warrants at a price of £0.06 each. If Pluto was fully diluted Argo’s ownership would be 33.26% as at 31 December 2021 including the exercise of the share warrants.

Argo owns 24.65% of the total common stock and voting rights of the business and is entitled to nominate one director to the Pluto Board of Directors.

Pluto is a crypto technology company that connects Web 3.0 decentralised technologies to the global economy. Pluto identifies key emerging areas and projects in the crypto sphere, then deploys its business, networks and technical expertise to create value for crypto partners, projects and Pluto shareholders.

Pluto incubates and advises digital asset projects based on decentralised technologies, decentralised finance and networks such as Ethereum and Polkadot. Additionally, Pluto supports the operation of proof-of-stake networks by staking and operating validator nodes. Pluto represents a strategic partnership for the Group as it diversifies its activities in the crypto space.

Pluto Digital PLC is a private company and there is no quoted market price available for its shares.

There are no contingent liabilities relating to the Group’s interest in the associates.

The audited financial information for the period ended 30 September 2021 and the unaudited management accounts for the period from 1 October 2021 to 31 December 2021 have been made available by Pluto to the Group and the figures in the above represent Argo’s share of the loss and gain on the fair value of the intangible assets (net of deferred tax).

Summarized financial information for associates

Set out below is the summarized financial information for Pluto Digital plc which is accounted for using the equity method, based upon audited financial statements to 30 September 2021 and management accounts for the 3 months ended 31 December 2021.

Summarized Statement of Financial Position

Pluto Digital plc
As at 31 December
2021 £000
Current
Cash and cash equivalents	1,759
Other current assets (excluding cash)	335
Total current assets	2,094
Trade payables	88
Other current liabilities (excluding trade payables)	1,494
Total current liabilities	1,582
Non-current
Tangible fixed assets	49
Investments and other non-current assets	56,000
Total non-current assets	56,049
Financial liabilities	2,807
Total non-current liabilities	2,807
Net assets	53,754

Pluto was incorporated in 2021, therefore, no comparatives are available.

Summarized Statement of Comprehensive Income, Pluto Digital plc

January 12 –
December 31,
2021
£000
Operating costs and expense	(7,652)
Realized gains – digital assets	2,394
Loss from continuing operations	(5,258)
Income tax expense	575
Post-tax loss from continuing operations	(4,867)
Other comprehensive income	26,991
Total comprehensive Income	21,824

The information above reflects the amounts presented in the financial statements of the associate (and not Argo Blockchain Plc’s share of those amounts) adjusted for differences in accounting policies between the Group and the associate.

Reconciliation of summarized financial information

2021
£000
Summarized financial information
Net assets at acquisition	34,228
Profit/(loss) for the period	(4,867)
Other comprehensive income	26,691
Foreign exchange differences	—
Closing net assets	56,052
Interest in associates (24.65%; 0%)	13,817
Goodwill	—
Carrying value	13,817